Operating Leases - Schedule of Supplemental Cash Flow and Other Operating Lease Information (Details) - USD ($) $ in Thousands	4 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended
	Oct. 31, 2023	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025
Leases [Abstract]
Operating cash flows from operating leases	$ 384	$ 17,179	$ 10,830	$ 2,863	$ 16,249
Non-cash activities:
Operating lease liabilities from obtaining right of use assets	$ 0	$ 0	$ 113,216	$ 8,695	$ 107,776